BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The following table sets forth the computation of basic and diluted net earnings (loss) per share:
Net loss used for the computation of diluted net loss per share		$ (8,295)	$ (5,479)	$ (187)
Weighted average Ordinary shares outstanding		17,870,588	16,071,608	11,718,960
Effect of dilutive securities:
Employees stock options	[1]
Warrants	[1]
Total effect of dilutive securities
Diluted weighted average Ordinary shares outstanding		17,870,588	16,071,608	11,718,960
Basic loss per Ordinary share		$ (0.46)	$ (0.34)	$ (0.02)
Diluted loss per Ordinary share		$ (0.46)	$ (0.34)	$ (0.02)

[1]	Anti-dilutive.